Decrease/(increase) in working capital (Tables)	12 Months Ended
Jun. 30, 2023
Decrease/(increase) in working capital
Schedule of decrease/(increase) in working capital

	2023	2022	2021
	Rm	Rm	Rm
Decrease/(increase) in inventories	1 913	(12 281)	(4 872)
Decrease/(increase) in trade receivables	9 002	(9 414)	(7 198)
(Decrease)/increase in trade payables	(2 865)	10 159	4 916
Decrease/(increase) in working capital	8 050	(11 536)	(7 154)